Deconsolidation (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Total current assets	$ 350,147,879		¥ 2,461,119,412	¥ 1,264,567,769
Total assets	350,347,850		2,462,524,963	1,267,134,187
Total liabilities	15,576,388		109,483,304	¥ 207,618,180
Shenzhen Yiyou Online Technology Co [Member]
Total current assets	30,134		216,613
Total non-current assets	55,645		400,000
Total assets	85,779		616,613
Total liabilities	227,142		1,632,790
Total net assets	(141,363)		(1,016,177)
Total consideration	1		¥ 10
Total loss on disposal	$ 197,010	¥ 1,416,187